PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2021 and December 31, 2020, property, equipment and software consist of:
	June 30, 2021	December 31, 2020
	(Unaudited)
Office buildings	$5,206,573	$5,140,635
Electronic equipment, furniture and fixtures	5,983,372	5,470,985
Cryptocurrency mining machine	6,506,306	-
Media display equipment	1,232,872	-
Motor vehicles	204,094	201,509
Leasehold improvement	110,919	-
Purchased software	19,098,570	17,465,168
	38,342,706	28,278,297
Less: accumulated depreciation	(19,742,876)	(17,426,398)
Property, equipment and software, net	$18,599,830	$10,851,899